Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments [Abstract]
Derivative financial instruments
18.	Derivative financial instruments

In connection with the secured line of credit contracted with Banamex as described in Note 15, and to mitigate the risks of future increases in interest rates, the Group entered into a derivative contract with Banamex, consisting in an interest rate swap. By using this interest rate swap, the Group sets interest rates from variable rates to fixed rates.

Additionally, in order to reduce the risks related to fluctuations in the exchange rate of US dollar, the Group uses derivative financial instruments such as forwards to adjust foreign currency exposures resulting from inventory purchases in US dollars.

An analysis of the derivative financial instruments contracted by the Group as of December 31, 2019 and 2018, is as follows:

December 31, 2019

Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid
Liabilities:
Interest rate swap	Ps.	50,000	Ps.	19,614	11/15/2018	12/15/2023	TIIE 28 days (1)	8.33%

					Average Strike Ps./US$	Maturity date
Forwards US Dollar-Mexican Peso	US$	47,690	Ps.	12,695	19.61	Weekly, through October 2020

Total Liabilities			Ps.	32,309

Non-current liability			Ps.	16,754

Total current liability			Ps.	15,555

(1) As of December 31, 2019, the 28-day TIIE rate was 7.55%.

December 31, 2018

Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid
Liabilities:
Interest rate swap	Ps.	50,000	Ps.	8,364	15/11/2018	15/12/2023	TIIE 28 days (1)	8.33%

					Average Strike Ps./US$	Maturity date
Forwards US Dollar-Mexican Peso	US$	24,414	Ps.	8,265	20.06	Weekly, through June 2019

Total Liabilities			Ps.	16,629

Non-current liability			Ps.	8,120

Total current liability			Ps.	8,509

(1) As of December 31, 2018, the 28-day TIIE rate was 8.5956%.

The impacts to profit and loss of the derivative financial instruments for the years ended December 31, 2019 and 2018 amounted to a loss of Ps. (15,680) and Ps. (16,629), respectively, which is included in the combined statements of comprehensive income in the line item of “Valuation of derivatives, interest cost and other financial items, net”.

The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in thousands of	2020	2021	2022	2023	2024 and thereafter

Liabilities:
Interest rate swap	Ps.	1,458	5,833	5,833	5,833	31,043

Forwards US Dollar-Mexican Peso	US$	12,695		-	-	-

The Group does not apply hedge accounting and it recognizes the changes in fair value of financial derivative instruments in profit or loss.